Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest Income
Interest on loans, including fees	$ 24,592,000	$ 15,657,000
Interest and dividends on investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	403,000	666,000
Total Interest Income	24,995,000	16,323,000
Interest Expense
Interest on deposits	3,063,000	4,216,000
Interest on Federal Home Loan Bank short-term borrowings	31,000	37,000
Interest on Federal Home Loan Bank long-term borrowings	518,000	607,000
Interest on Federal Reserve Bank long-term borrowings	81,000	108,000
Interest on other short-term borrowings	162,000
Interest on subordinated debt	520,000	520,000
Total Interest Expense	4,375,000	5,488,000
Net Interest Income	20,620,000	10,835,000
Provision for Loan Losses	2,201,000	830,000
Net Interest Income after Provision for Loan Losses	18,419,000	10,005,000
Non-Interest Income
Insurance commissions	509,000	490,000
Income from bank-owned life insurance	83,000	80,000
Net gain on loans held for sale	6,881,000	4,319,000
Gain on the sale of SBA loans	1,147,000	115,000
Gain on sale of investment securities available for sale	362,000
Loss on sales and write-downs of other real estate owned	(73,000)	(197,000)
Total Non-Interest Income, net	11,982,000	6,655,000
Non-Interest Expense
Salaries and employee benefits	15,538,000	8,427,000
Directors’ fees and expenses	252,000	232,000
Occupancy and equipment	1,621,000	913,000
Data processing	901,000	717,000
Professional fees	659,000	541,000
FDIC deposit insurance assessment	331,000	121,000
Other real estate owned expenses		42,000
Advertising	351,000	113,000
Amortization of other intangible	49,000	49,000
Other	1,385,000	968,000
Total Non-Interest Expense	21,087,000	12,123,000
Income before Income Taxes	9,314,000	4,537,000
Income Taxes	2,492,000	1,292,000
Net Income	6,822,000	3,245,000
Net Income Attributable to Noncontrolling Interest	418,000
Net Income Attributable to Quaint Oak Bancorp, Inc.	$ 6,404,000	$ 3,245,000
Earnings per share – basic (in dollars per share)	$ 3.21	$ 1.64
Average shares outstanding - basic (in shares)	1,995,468	1,975,836
Earnings per share - diluted (in dollars per share)	$ 3.06	$ 1.61
Average shares outstanding - diluted (in shares)	2,093,108	2,012,399
Mortgage Banking and Abstract Fees [Member]
Non-Interest Income
Non-interest revenue	$ 2,499,000	$ 1,579,000
Real Estate Sales Commissions [Member]
Non-Interest Income
Non-interest revenue	170,000	159,000
Other Fees and Services Fees [Member]
Non-Interest Income
Non-interest revenue	255,000	$ 109,000
Loan Servicing Fee [Member]
Non-Interest Income
Non-interest revenue	$ 149,000